Financial Instruments and Risk Management (Details 7) - Hedges of net investment in foreign operations [member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares
IfrsStatementLineItems [Line Items]
Notional	R$ 380,303
Exchange variation	R$ (720,805)
Bond BRF SA BRF SBZ 4 [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	Federal Foods LLC
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional	R$ 44,158
Exercise rate | R$ / shares	3.7649
Exchange variation	R$ (142,067)
Bond BRF SA BRF SBZ 4 One [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	BRF Kuwait Food Management Company WLL
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional	R$ 88,552
Exercise rate | R$ / shares	3.7649
Exchange variation	R$ (215,832)
Bond BRF SA BRF SBZ 4 Two [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	Al Khan Foodstuff LLC
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional	R$ 53,446
Exercise rate | R$ / shares	3.7649
Exchange variation	R$ (142,392)
Bond BRF SA BRF SBZ 4 Three [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	BRF Foods GmbH
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional	R$ 170,721
Exercise rate | R$ / shares	5.1629
Exchange variation	R$ (197,505)
Bond BRF SA BRF SBZ 4 Four [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	Al-Wafi Al-Takamol International for Foods Products
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional	R$ 23,426
Exercise rate | R$ / shares	5.1629
Exchange variation	R$ (23,009)